Derivative financial instruments and hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 2,733	€ 3,239
Offsetting	(1,033)	(612)
Net amount	1,700	2,627
- current	1,548	2,573
- non-current	152	54
Derivative financial liabilities	2,804	3,366
Offsetting	(1,033)	(612)
Net amount	1,771	2,754
- current	1,609	2,704
- non-current	162	50
Non-hedging derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	792	437
Derivative financial liabilities	734	321
Non-hedging derivatives | Currency
Derivative financial instruments and hedge accounting
Derivative financial assets	257	131
Derivative financial liabilities	136	48
Non-hedging derivatives | Currency | Currency swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	125	97
Derivative financial liabilities	127	43
Non-hedging derivatives | Currency | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	128	26
Derivative financial liabilities	2
Non-hedging derivatives | Currency | Outright | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	4	8
Derivative financial liabilities	7	5
Non-hedging derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Derivative financial assets	23	13
Derivative financial liabilities	74	34
Non-hedging derivatives | Interest rate risk | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	23	13
Derivative financial liabilities	74	34
Non-hedging derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Derivative financial assets	512	293
Derivative financial liabilities	524	239
Non-hedging derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	418	192
Derivative financial liabilities	447	181
Non-hedging derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	89	89
Derivative financial liabilities	77	58
Non-hedging derivatives | Commodity price risk | Other contracts | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	5	12
Trading derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	1,611	2,756
Derivative financial liabilities	1,979	2,288
Trading derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	440	348
Derivative financial liabilities	525	313
Trading derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	1,167	2,387
Derivative financial liabilities	1,451	1,953
Trading derivatives | Commodity price risk | Option contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	4	21
Derivative financial liabilities	3	22
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	328	35
Derivative financial liabilities	89	746
Cash flow hedge derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	119	34
Derivative financial liabilities	8	148
Cash flow hedge derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	209	1
Derivative financial liabilities	30	596
Cash flow hedge derivatives | Commodity price risk | Option contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial liabilities	51	2
Option embedded in convertible bonds | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	2	11
Derivative financial liabilities	€ 2	€ 11